Commitments and contingent liabilities, Legal proceedings (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2019 patent	Jul. 31, 2016 patent	Dec. 31, 2019 USD ($) item	Dec. 31, 2016 patent	Jan. 14, 2019 item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 lawsuit
Commitments and contingent liabilities
Amortised cost of the option liability | $			$ 2,146			$ 1,838	$ 1,823
Canada
Commitments and contingent liabilities
Number of class action lawsuits | lawsuit								3
Number of class action lawsuits representing individuals in Canada | lawsuit								2
US
Commitments and contingent liabilities
Number of jurisdictions named as defendant in lawsuits | item			2
Number of pharmaceutical manufacturers in an US. Congressional inquiry | item					11
U.S. District Court For District Of New Jersey | Faslodex
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent	4			4
Number of claims settled | patent		1